CONSOLIDATED BALANCE SHEETS (Parenthetical) - Winvest Groups Ltd [Member]	Dec. 31, 2022 $ / shares shares
Statement [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Preferred Stock, Shares Authorized	300,000,000
Preferred Stock, Shares Outstanding	227,838,680
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Common Stock, Shares Authorized	4,500,000,000
Common Stock, Shares, Outstanding	17,411,217